Summary Of Significant Accounting Policies (Earnings Per Common Unit Amounts) (Details) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Income (loss) from continuing operations	$ (5,011)	$ 1,112	$ (7,950)	$ (9,534)	$ (25,857)	$ (9,462)
Assumed allocation of income (loss) from continuing operations	(5,011)	1,112	(7,950)	(9,534)	(25,857)	(9,462)
Discontinued operations				(2,686)	(2,686)	(77,081)
Assumed net income (loss) to be allocated	(5,011)	1,112	(7,950)	(12,220)	(28,543)	(86,543)
Common Class A [Member]
Earnings Per Share [Line Items]
Assumed allocation of income (loss) from continuing operations		22		(191)	(517)	(189)
Discontinued operations				(54)	(54)	(1,542)
Assumed net income (loss) to be allocated	(100)	22	(159)	(245)	(571)	(1,731)
Basic and diluted income (loss) from continuing operations per unit	$ (0.21)	$ 0.05	$ (0.15)	$ (0.39)	$ (0.55)	$ (0.39)
Basic and diluted income (loss) from discontinued operations per unit				$ (0.11)	$ (0.06)	$ (3.19)
Basic and diluted income (loss) per unit	$ (0.21)	$ 0.05	$ (0.15)	$ (0.50)	$ (0.61)	$ (3.58)
Common Class B [Member]
Earnings Per Share [Line Items]
Assumed allocation of income (loss) from continuing operations		1,090		(9,343)	(25,340)	(9,273)
Discontinued operations				(2,632)	(2,632)	(75,539)
Assumed net income (loss) to be allocated	$ (4,911)	$ 1,090	$ (7,791)	$ (11,975)	$ (27,972)	$ (84,812)
Basic and diluted income (loss) from continuing operations per unit	$ (0.17)	$ 0.05	$ (0.28)	$ (0.40)	$ (1.01)	$ (0.39)
Basic and diluted income (loss) from discontinued operations per unit				$ (0.11)	$ (0.10)	$ (3.19)
Basic and diluted income (loss) per unit	$ (0.17)	$ 0.05	$ (0.28)	$ (0.51)	$ (1.11)	$ (3.58)